Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 21, 2011
Registrant Name	dei_EntityRegistrantName	FocusShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001396287
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 21, 2011
Focus Morningstar US Market Index ETF (Prospectus Summary) | Focus Morningstar US Market Index ETF | Focus Morningstar US Market Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMU
Focus Morningstar Large Cap Index ETF (Prospectus Summary) | Focus Morningstar Large Cap Index ETF | Focus Morningstar Large Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLG
Focus Morningstar Mid Cap Index ETF (Prospectus Summary) | Focus Morningstar Mid Cap Index ETF | Focus Morningstar Mid Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMM
Focus Morningstar Small Cap Index ETF (Prospectus Summary) | Focus Morningstar Small Cap Index ETF | Focus Morningstar Small Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOS
Focus Morningstar Basic Materials Index ETF (Prospectus Summary) | Focus Morningstar Basic Materials Index ETF | Focus Morningstar Basic Materials Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBM
Focus Morningstar Communication Services Index ETF (Prospectus Summary) | Focus Morningstar Communication Services Index ETF | Focus Morningstar Communication Services Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCQ
Focus Morningstar Consumer Cyclical Index ETF (Prospectus Summary) | Focus Morningstar Consumer Cyclical Index ETF | Focus Morningstar Consumer Cyclical Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCL
Focus Morningstar Consumer Defensive Index ETF (Prospectus Summary) | Focus Morningstar Consumer Defensive Index ETF | Focus Morningstar Consumer Defensive Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCD
Focus Morningstar Energy Index ETF (Prospectus Summary) | Focus Morningstar Energy Index ETF | Focus Morningstar Energy Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FEG
Focus Morningstar Financial Services Index ETF (Prospectus Summary) | Focus Morningstar Financial Services Index ETF | Focus Morningstar Financial Services Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFL
Focus Morningstar Health Care Index ETF (Prospectus Summary) | Focus Morningstar Health Care Index ETF | Focus Morningstar Health Care Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHC
Focus Morningstar Industrials Index ETF (Prospectus Summary) | Focus Morningstar Industrials Index ETF | Focus Morningstar Industrials Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIL
Focus Morningstar Real Estate Index ETF (Prospectus Summary) | Focus Morningstar Real Estate Index ETF | Focus Morningstar Real Estate Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRL
Focus Morningstar Technology Index ETF (Prospectus Summary) | Focus Morningstar Technology Index ETF | Focus Morningstar Technology Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTQ
Focus Morningstar Utilities Index ETF (Prospectus Summary) | Focus Morningstar Utilities Index ETF | Focus Morningstar Utilities Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FUI

Focus Morningstar US Market Index ETF (Prospectus Summary) | Focus Morningstar US Market Index ETF
FOCUS MORNINGSTAR US MARKET INDEX ETF
Investment Objective
The Focus Morningstar US Market Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar US Market Index (the "Underlying
Index"). The Underlying Index measures the performance of United States ("US"), publicly traded companies as determined by Morningstar, Inc.'s ("Morningstar")
proprietary index methodology.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares").  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar US Market Index ETF
Management Fees		0.05%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.05%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar US Market Index ETF
Expense Example, With Redemption, 1 Year	5
Expense Example, With Redemption, 3 Years	16

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar US Market Index measures the performance of 1,524 stocks issued by large-, mid-, and small-capitalization companies that are domiciled or principally traded in the US. The Morningstar index methodology defines the "US
Market" as those stocks that form the top 97% of the market capitalization of the stocks eligible to be included in the Underlying Index. As of March 9, 2011, the Underlying Index, which is considered diversified, was comprised of component securities with market capitalizations greater than  $310.54 million that have a daily average traded volume of at least 414,418 over the past three months. As of March 9, 2011, the total market capitalization of the
Underlying Index was in excess of  $15.02 trillion and the average market capitalization of the component securities of the Underlying Index was  $9.86 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected more quickly in the market than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar US Market Index ETF (Prospectus Summary) | Focus Morningstar US Market Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR US MARKET INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar US Market Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar US Market Index (the "Underlying
Index"). The Underlying Index measures the performance of United States ("US"), publicly traded companies as determined by Morningstar, Inc.'s ("Morningstar")
proprietary index methodology.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares").  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar US Market Index measures the performance of 1,524 stocks issued by large-, mid-, and small-capitalization companies that are domiciled or principally traded in the US. The Morningstar index methodology defines the "US
Market" as those stocks that form the top 97% of the market capitalization of the stocks eligible to be included in the Underlying Index. As of March 9, 2011, the Underlying Index, which is considered diversified, was comprised of component securities with market capitalizations greater than  $310.54 million that have a daily average traded volume of at least 414,418 over the past three months. As of March 9, 2011, the total market capitalization of the
Underlying Index was in excess of  $15.02 trillion and the average market capitalization of the component securities of the Underlying Index was  $9.86 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected more quickly in the market than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar US Market Index ETF | Focus Morningstar US Market Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	5
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	16

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Focus Morningstar Large Cap Index ETF (Prospectus Summary) | Focus Morningstar Large Cap Index ETF
FOCUS MORNINGSTAR LARGE CAP INDEX ETF
Investment Objective
The Focus Morningstar Large Cap Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Large Cap Index (the "Underlying
Index"). The Underlying Index measures the performance of stocks issued by large-capitalization companies as determined by Morningstar, Inc.'s
("Morningstar") proprietary index methodology.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares").  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Large Cap Index ETF
Management Fees		0.05%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.05%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar Large Cap Index ETF
Expense Example, With Redemption, 1 Year	5
Expense Example, With Redemption, 3 Years	16

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar Large Cap Index measures the performance of stocks issued by large-capitalization companies that are domiciled or principally traded in the
United States, as determined by Morningstar, Inc.'s ("Morningstar") proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index. The
Morningstar index methodology defines "large-capitalization" stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). As of March 9, 2011, the Underlying Index, which is considered diversified, was comprised of 259 component securities with market capitalizations greater than  $8.54 billion that have a daily average traded volume of at least 48.71 million over the past three months. As of March 9,
2011, the total market capitalization of the Underlying Index was in excess of
 $10.76 trillion and the average market capitalization of the component securities of the Underlying Index was  $41.58 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected more quickly in the market than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Large Cap Index ETF (Prospectus Summary) | Focus Morningstar Large Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR LARGE CAP INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar Large Cap Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Large Cap Index (the "Underlying
Index"). The Underlying Index measures the performance of stocks issued by large-capitalization companies as determined by Morningstar, Inc.'s
("Morningstar") proprietary index methodology.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares").  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar Large Cap Index measures the performance of stocks issued by large-capitalization companies that are domiciled or principally traded in the
United States, as determined by Morningstar, Inc.'s ("Morningstar") proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index. The
Morningstar index methodology defines "large-capitalization" stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). As of March 9, 2011, the Underlying Index, which is considered diversified, was comprised of 259 component securities with market capitalizations greater than  $8.54 billion that have a daily average traded volume of at least 48.71 million over the past three months. As of March 9,
2011, the total market capitalization of the Underlying Index was in excess of
 $10.76 trillion and the average market capitalization of the component securities of the Underlying Index was  $41.58 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected more quickly in the market than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar Large Cap Index ETF | Focus Morningstar Large Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	5
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	16

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Focus Morningstar Mid Cap Index ETF (Prospectus Summary) | Focus Morningstar Mid Cap Index ETF
FOCUS MORNINGSTAR MID CAP INDEX ETF
Investment Objective
The Focus Morningstar Mid Cap Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Mid Cap Index (the "Underlying Index").
The Underlying Index measures the performance of stocks issued by middle-capitalization companies as determined by Morningstar, Inc.'s
("Morningstar") proprietary index methodology.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Mid Cap Index ETF
Management Fees		0.12%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.12%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar Mid Cap Index ETF
Expense Example, With Redemption, 1 Year	12
Expense Example, With Redemption, 3 Years	39

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar Mid Cap Index measures the performance of stocks issued by middle-capitalization companies that are domiciled or principally traded in the
United States, as determined by Morningstar, Inc.'s ("Morningstar") proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index. The
Morningstar index methodology defines "middle-capitalization" stocks as those stocks between the bottom 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). As of March 9, 2011, the
Underlying Index, which is considered diversified, was comprised of 552 component securities with market capitalizations between  $1.57 billion and
 $15.60 billion that have a daily average traded volume of at least 414,418 over the past three months. As of March 9, 2011, the total market capitalization of the Underlying Index was in excess of  $3.11 trillion and the average market capitalization of the component securities of the Underlying Index was  $5.64 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected more quickly in the market than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Mid Cap Index ETF (Prospectus Summary) | Focus Morningstar Mid Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR MID CAP INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar Mid Cap Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Mid Cap Index (the "Underlying Index").
The Underlying Index measures the performance of stocks issued by middle-capitalization companies as determined by Morningstar, Inc.'s
("Morningstar") proprietary index methodology.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar Mid Cap Index measures the performance of stocks issued by middle-capitalization companies that are domiciled or principally traded in the
United States, as determined by Morningstar, Inc.'s ("Morningstar") proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index. The
Morningstar index methodology defines "middle-capitalization" stocks as those stocks between the bottom 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). As of March 9, 2011, the
Underlying Index, which is considered diversified, was comprised of 552 component securities with market capitalizations between  $1.57 billion and
 $15.60 billion that have a daily average traded volume of at least 414,418 over the past three months. As of March 9, 2011, the total market capitalization of the Underlying Index was in excess of  $3.11 trillion and the average market capitalization of the component securities of the Underlying Index was  $5.64 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected more quickly in the market than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar Mid Cap Index ETF | Focus Morningstar Mid Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	12
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	39

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Focus Morningstar Small Cap Index ETF (Prospectus Summary) | Focus Morningstar Small Cap Index ETF
FOCUS MORNINGSTAR SMALL CAP INDEX ETF
Investment Objective
The Focus Morningstar Small Cap Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Small Cap Index (the "Underlying
Index"). The Underlying Index measures the performance of stocks issued by small-capitalization companies as determined by Morningstar, Inc.'s
("Morningstar") proprietary index methodology.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares").  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Small Cap Index ETF
Management Fees		0.12%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.12%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar Small Cap Index ETF
Expense Example, With Redemption, 1 Year	12
Expense Example, With Redemption, 3 Years	39

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar Small Cap Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the
United States, as determined by Morningstar, Inc.'s ("Morningstar") proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index. The
Underlying Index methodology defines "small-capitalization" stocks as those stocks between the bottom 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). As of March 9, 2011, the
Underlying Index, which is considered diversified, was comprised of 713 component securities with market capitalizations between  $310.54 million and
 $6.98 billion that have a daily average traded volume of at least 448,247 over the past three months. As of March 9, 2011, the total market capitalization of the Underlying Index was in excess of  $1.14 trillion and the average market capitalization of the component securities of the Underlying Index was  $1.61 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected more quickly in the market than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Small Cap Index ETF (Prospectus Summary) | Focus Morningstar Small Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR SMALL CAP INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar Small Cap Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Small Cap Index (the "Underlying
Index"). The Underlying Index measures the performance of stocks issued by small-capitalization companies as determined by Morningstar, Inc.'s
("Morningstar") proprietary index methodology.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares").  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar Small Cap Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the
United States, as determined by Morningstar, Inc.'s ("Morningstar") proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index. The
Underlying Index methodology defines "small-capitalization" stocks as those stocks between the bottom 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). As of March 9, 2011, the
Underlying Index, which is considered diversified, was comprised of 713 component securities with market capitalizations between  $310.54 million and
 $6.98 billion that have a daily average traded volume of at least 448,247 over the past three months. As of March 9, 2011, the total market capitalization of the Underlying Index was in excess of  $1.14 trillion and the average market capitalization of the component securities of the Underlying Index was  $1.61 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected more quickly in the market than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar Small Cap Index ETF | Focus Morningstar Small Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	12
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	39

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Focus Morningstar Basic Materials Index ETF (Prospectus Summary) | Focus Morningstar Basic Materials Index ETF
FOCUS MORNINGSTAR BASIC MATERIALS INDEX ETF
Investment Objective
The Focus Morningstar Basic Materials Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Basic Materials Index (the
"Underlying Index"). The Underlying Index is a subset of the Morningstar US
Market Index and consists of companies that manufacture chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Basic Materials Index ETF
Management Fees		0.19%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar Basic Materials Index ETF
Expense Example, With Redemption, 1 Year	19
Expense Example, With Redemption, 3 Years	61

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar Basic Materials Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index and is a subset of the Morningstar US Market
Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that manufacture chemicals, building materials and paper products.
This sector also includes companies engaged in commodities exploration and processing that meet specific criteria developed by Morningstar, Inc.
("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the Underlying Index. As of March
9, 2011, the Underlying Index was comprised of 97 component securities with market capitalizations greater than  $785.65 million that have a daily average traded volume of at least 414,418 over the past three months. As of March 9,
2011, the total market capitalization of the Underlying Index was in excess of
 $622.31 billion and the average market capitalization of the component securities of the Underlying Index was  $6.42 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is
subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Basic Materials Industry Risk. The Fund is subject to regulatory, geopolitical, competition and general industry risks faced by companies in the basic materials economic sector. Risks faced by companies in the basic materials economic sector include adverse effects from commodity price and exchange rate volatility, general market competition, and environmental, litigation risks, geopolitical and labor risks. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk. The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Basic Materials Index ETF (Prospectus Summary) | Focus Morningstar Basic Materials Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR BASIC MATERIALS INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar Basic Materials Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Basic Materials Index (the
"Underlying Index"). The Underlying Index is a subset of the Morningstar US
Market Index and consists of companies that manufacture chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar Basic Materials Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index and is a subset of the Morningstar US Market
Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that manufacture chemicals, building materials and paper products.
This sector also includes companies engaged in commodities exploration and processing that meet specific criteria developed by Morningstar, Inc.
("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the Underlying Index. As of March
9, 2011, the Underlying Index was comprised of 97 component securities with market capitalizations greater than  $785.65 million that have a daily average traded volume of at least 414,418 over the past three months. As of March 9,
2011, the total market capitalization of the Underlying Index was in excess of
 $622.31 billion and the average market capitalization of the component securities of the Underlying Index was  $6.42 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is
subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Basic Materials Industry Risk. The Fund is subject to regulatory, geopolitical, competition and general industry risks faced by companies in the basic materials economic sector. Risks faced by companies in the basic materials economic sector include adverse effects from commodity price and exchange rate volatility, general market competition, and environmental, litigation risks, geopolitical and labor risks. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk. The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar Basic Materials Index ETF | Focus Morningstar Basic Materials Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	61

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Focus Morningstar Communication Services Index ETF (Prospectus Summary) | Focus Morningstar Communication Services Index ETF
FOCUS MORNINGSTAR COMMUNICATION SERVICES INDEX ETF
Investment Objective
The Focus Morningstar Communication Services Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Communication Services
Index (the "Underlying Index"). The Underlying Index is a subset of the
Morningstar US Market Index and consists of companies that provide communication services using fixed-line networks or those that provide wireless access and services. This sector also includes companies that provide internet services such as access, navigation and internet related software and services.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Communication Services Index ETF
Management Fees		0.19%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar Communication Services Index ETF
Expense Example, With Redemption, 1 Year	19
Expense Example, With Redemption, 3 Years	61

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar Communication Services Index is determined on the basis of capital value of component securities that are publicly held, which typifies a
"float adjusted" capitalization index and is a subset of the Morningstar US
Market Index (a diversified broad market index that represents approximately 97%
of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that provide internet services such as access, navigation and internet related software and services that meet specific criteria developed by
Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the
Underlying Index. As of March 9, 2011, the Underlying Index was comprised of 30 component securities with market capitalizations greater than  $796.60 million that have a daily average traded volume of at least 2.17 million over the past three months. As of March 9, 2011, the total market capitalization of the
Underlying Index was in excess of  $537.63 billion and the average market capitalization of the component securities of the Underlying Index was  $17.92 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Communication Services Industry Risk. The Fund is subject to regulatory, competition and general industry risks faced by companies in the telecommunications economic sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the telecommunications economic sector include adverse effects from increased competition and regulation, capital investment requirements and risks relating to rapid technological innovation. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Communication Services Index ETF (Prospectus Summary) | Focus Morningstar Communication Services Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR COMMUNICATION SERVICES INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar Communication Services Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Communication Services
Index (the "Underlying Index"). The Underlying Index is a subset of the
Morningstar US Market Index and consists of companies that provide communication services using fixed-line networks or those that provide wireless access and services. This sector also includes companies that provide internet services such as access, navigation and internet related software and services.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar Communication Services Index is determined on the basis of capital value of component securities that are publicly held, which typifies a
"float adjusted" capitalization index and is a subset of the Morningstar US
Market Index (a diversified broad market index that represents approximately 97%
of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that provide internet services such as access, navigation and internet related software and services that meet specific criteria developed by
Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the
Underlying Index. As of March 9, 2011, the Underlying Index was comprised of 30 component securities with market capitalizations greater than  $796.60 million that have a daily average traded volume of at least 2.17 million over the past three months. As of March 9, 2011, the total market capitalization of the
Underlying Index was in excess of  $537.63 billion and the average market capitalization of the component securities of the Underlying Index was  $17.92 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Communication Services Industry Risk. The Fund is subject to regulatory, competition and general industry risks faced by companies in the telecommunications economic sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the telecommunications economic sector include adverse effects from increased competition and regulation, capital investment requirements and risks relating to rapid technological innovation. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar Communication Services Index ETF | Focus Morningstar Communication Services Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	61

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Focus Morningstar Consumer Cyclical Index ETF (Prospectus Summary) | Focus Morningstar Consumer Cyclical Index ETF
FOCUS MORNINGSTAR CONSUMER CYCLICAL INDEX ETF
Investment Objective
The Focus Morningstar Consumer Cyclical Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Consumer Cyclical Index (the
"Underlying Index"). The Underlying Index is a subset of the Morningstar US
Market Index and includes retail stores, auto & auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Consumer Cyclical Index ETF
Management Fees		0.19%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar Consumer Cyclical Index ETF
Expense Example, With Redemption, 1 Year	19
Expense Example, With Redemption, 3 Years	61

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar Consumer Cyclical Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index and is a subset of the Morningstar US Market
Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of retail stores, auto & auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies that meet specific criteria developed by Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the Underlying Index. As of March 9, 2011, the Underlying
Index was comprised of 230 component securities with market capitalizations greater than  $369.86 million that have a daily average traded volume of at least
2.01 million over the past three months. As of March 9, 2011, the total market capitalization of the Underlying Index was in excess of  $1.56 trillion and the average market capitalization of the component securities of the Underlying
Index was  $6.83 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Consumer Cyclical Industry Risk. The Fund is subject to competition and general market and industry risks faced by companies in the consumer cyclical industry sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the consumer cyclical industry include adverse effects from general domestic and international economic downturns, changes in interest rates, competition, consumer confidence and consumer tastes.
Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk. The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Consumer Cyclical Index ETF (Prospectus Summary) | Focus Morningstar Consumer Cyclical Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR CONSUMER CYCLICAL INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar Consumer Cyclical Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Consumer Cyclical Index (the
"Underlying Index"). The Underlying Index is a subset of the Morningstar US
Market Index and includes retail stores, auto & auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar Consumer Cyclical Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index and is a subset of the Morningstar US Market
Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of retail stores, auto & auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies that meet specific criteria developed by Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the Underlying Index. As of March 9, 2011, the Underlying
Index was comprised of 230 component securities with market capitalizations greater than  $369.86 million that have a daily average traded volume of at least
2.01 million over the past three months. As of March 9, 2011, the total market capitalization of the Underlying Index was in excess of  $1.56 trillion and the average market capitalization of the component securities of the Underlying
Index was  $6.83 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Consumer Cyclical Industry Risk. The Fund is subject to competition and general market and industry risks faced by companies in the consumer cyclical industry sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the consumer cyclical industry include adverse effects from general domestic and international economic downturns, changes in interest rates, competition, consumer confidence and consumer tastes.
Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk. The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar Consumer Cyclical Index ETF | Focus Morningstar Consumer Cyclical Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	61

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Focus Morningstar Consumer Defensive Index ETF (Prospectus Summary) | Focus Morningstar Consumer Defensive Index ETF
FOCUS MORNINGSTAR CONSUMER DEFENSIVE INDEX ETF
Investment Objective
The Focus Morningstar Consumer Defensive Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Consumer Defensive Index (the
"Underlying Index"). The Underlying Index is a subset of the Morningstar US
Market Index and consists of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. This sector also includes companies that provide services such as education & training services.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Consumer Defensive Index ETF
Management Fees		0.19%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar Consumer Defensive Index ETF
Expense Example, With Redemption, 1 Year	19
Expense Example, With Redemption, 3 Years	61

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar Consumer Defensive Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index and a subset of the Morningstar US Market Index
(a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. This sector also includes companies that provide services such as education & training services that meet specific criteria developed by Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the Underlying Index. As of March 9, 2011, the Underlying Index was comprised of 97 component securities with market capitalizations greater than  $592.96 million that have a daily average traded volume of at least 1.09 million over the past three months. As of March 9, 2011, the total market capitalization of the Underlying Index was in excess of  $1.53 trillion and the average market capitalization of the component securities of the Underlying Index was  $15.79 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Consumer Defensive Industry Risk. The Fund is subject to regulatory, geopolitical, competition and general industry risks faced by companies in the consumer sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the consumer defensive industry include adverse effects from governmental regulation, new laws or litigation affecting tobacco companies, changes in consumer tastes, competition and geopolitical risks that may affect companies deriving a substantial portion of their net income from international markets. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk. The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Consumer Defensive Index ETF (Prospectus Summary) | Focus Morningstar Consumer Defensive Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR CONSUMER DEFENSIVE INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar Consumer Defensive Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Consumer Defensive Index (the
"Underlying Index"). The Underlying Index is a subset of the Morningstar US
Market Index and consists of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. This sector also includes companies that provide services such as education & training services.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar Consumer Defensive Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index and a subset of the Morningstar US Market Index
(a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. This sector also includes companies that provide services such as education & training services that meet specific criteria developed by Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the Underlying Index. As of March 9, 2011, the Underlying Index was comprised of 97 component securities with market capitalizations greater than  $592.96 million that have a daily average traded volume of at least 1.09 million over the past three months. As of March 9, 2011, the total market capitalization of the Underlying Index was in excess of  $1.53 trillion and the average market capitalization of the component securities of the Underlying Index was  $15.79 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Consumer Defensive Industry Risk. The Fund is subject to regulatory, geopolitical, competition and general industry risks faced by companies in the consumer sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the consumer defensive industry include adverse effects from governmental regulation, new laws or litigation affecting tobacco companies, changes in consumer tastes, competition and geopolitical risks that may affect companies deriving a substantial portion of their net income from international markets. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk. The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar Consumer Defensive Index ETF | Focus Morningstar Consumer Defensive Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	61

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Focus Morningstar Energy Index ETF (Prospectus Summary) | Focus Morningstar Energy Index ETF
FOCUS MORNINGSTAR ENERGY INDEX ETF
Investment Objective
The Focus Morningstar Energy Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Energy Index (the "Underlying Index"). The
Underlying Index is a subset of the Morningstar US Market Index and consists of companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators. This sector also includes companies engaged in the mining of coal.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Energy Index ETF
Management Fees		0.19%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar Energy Index ETF
Expense Example, With Redemption, 1 Year	19
Expense Example, With Redemption, 3 Years	61

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar Energy Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted"
capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators. This sector also includes companies engaged in the mining of coal that meet specific criteria developed by Morningstar, Inc. ("Morningstar")
based on the standard industrial classification ("SIC") codes attributable to the industries covered by the Underlying Index. As of March 9, 2011, the
Underlying Index was comprised of 96 component securities with market capitalizations greater than  $923.54 million that have a daily average traded volume of at least 4.90 million over the past three months. As of March 9, 2011, the total market capitalization of the Underlying Index was in excess of  $1.73 trillion and the average market capitalization of the component securities of the Underlying Index was  $18.04 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Energy Industry Risk. The Fund is subject to regulatory, geopolitical, competition and general industry risks faced by companies in the energy sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the energy sector include adverse effects from changes in energy prices, exploration and production spending, exchange rates and government regulation, geopolitical and economic conditions and environmental damage claims. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk. The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Energy Index ETF (Prospectus Summary) | Focus Morningstar Energy Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR ENERGY INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar Energy Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Energy Index (the "Underlying Index"). The
Underlying Index is a subset of the Morningstar US Market Index and consists of companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators. This sector also includes companies engaged in the mining of coal.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar Energy Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted"
capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators. This sector also includes companies engaged in the mining of coal that meet specific criteria developed by Morningstar, Inc. ("Morningstar")
based on the standard industrial classification ("SIC") codes attributable to the industries covered by the Underlying Index. As of March 9, 2011, the
Underlying Index was comprised of 96 component securities with market capitalizations greater than  $923.54 million that have a daily average traded volume of at least 4.90 million over the past three months. As of March 9, 2011, the total market capitalization of the Underlying Index was in excess of  $1.73 trillion and the average market capitalization of the component securities of the Underlying Index was  $18.04 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Energy Industry Risk. The Fund is subject to regulatory, geopolitical, competition and general industry risks faced by companies in the energy sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the energy sector include adverse effects from changes in energy prices, exploration and production spending, exchange rates and government regulation, geopolitical and economic conditions and environmental damage claims. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk. The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar Energy Index ETF | Focus Morningstar Energy Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	61

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Focus Morningstar Financial Services Index ETF (Prospectus Summary) | Focus Morningstar Financial Services Index ETF
FOCUS MORNINGSTAR FINANCIAL SERVICES INDEX ETF
Investment Objective
The Focus Morningstar Financial Services Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Financial Services Index (the
"Underlying Index"). The Underlying Index is a subset of the Morningstar US
Market Index and consists of companies that provide financial services which includes banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Financial Services Index ETF
Management Fees		0.19%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar Financial Services Index ETF
Expense Example, With Redemption, 1 Year	19
Expense Example, With Redemption, 3 Years	61

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar Financial Services Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index and a subset of the Morningstar US Market Index
(a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that provide financial services which includes banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies that meet specific criteria developed by Morningstar,
Inc. ("Morningstar") based on the standard industrial classification ("SIC")
codes attributable to the industries covered by the Underlying Index. As of
March 9, 2011, the Underlying Index was comprised of 205 component securities with market capitalizations greater than  $310.54 million that have a daily average traded volume of at least 448,247 over the past three months. As of
March 9, 2011, the total market capitalization of the Underlying Index was in excess of  $2.11 trillion and the average market capitalization of the component securities of the Underlying Index was  $10.31 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Financial Services Industry Risk. The Fund is subject to regulatory, competition and general industry risks faced by companies in the financial services economic sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the financial services economic sector include adverse effects from extensive governmental regulation, increases in interest rates and loan losses, severe competition, and increased inter-industry consolidation. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk. The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Financial Services Index ETF (Prospectus Summary) | Focus Morningstar Financial Services Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR FINANCIAL SERVICES INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar Financial Services Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Financial Services Index (the
"Underlying Index"). The Underlying Index is a subset of the Morningstar US
Market Index and consists of companies that provide financial services which includes banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar Financial Services Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index and a subset of the Morningstar US Market Index
(a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that provide financial services which includes banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies that meet specific criteria developed by Morningstar,
Inc. ("Morningstar") based on the standard industrial classification ("SIC")
codes attributable to the industries covered by the Underlying Index. As of
March 9, 2011, the Underlying Index was comprised of 205 component securities with market capitalizations greater than  $310.54 million that have a daily average traded volume of at least 448,247 over the past three months. As of
March 9, 2011, the total market capitalization of the Underlying Index was in excess of  $2.11 trillion and the average market capitalization of the component securities of the Underlying Index was  $10.31 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Financial Services Industry Risk. The Fund is subject to regulatory, competition and general industry risks faced by companies in the financial services economic sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the financial services economic sector include adverse effects from extensive governmental regulation, increases in interest rates and loan losses, severe competition, and increased inter-industry consolidation. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk. The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar Financial Services Index ETF | Focus Morningstar Financial Services Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	61

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Focus Morningstar Health Care Index ETF (Prospectus Summary) | Focus Morningstar Health Care Index ETF
FOCUS MORNINGSTAR HEALTH CARE INDEX ETF
Investment Objective
The Focus Morningstar Health Care Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Health Care Index (the
"Underlying Index"). The Underlying Index is a subset of the Morningstar US
Market Index and consist of companies involved in biotechnology, pharmaceuticals, research services, home health care, hospitals, long-term care facilities, and medical equipment and supplies.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Health Care Index ETF
Management Fees		0.19%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar Health Care Index ETF
Expense Example, With Redemption, 1 Year	19
Expense Example, With Redemption, 3 Years	61

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar Health Care Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted"
capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies involved in biotechnology, pharmaceuticals, research services, home health care, hospitals, long-term care facilities, and medical equipment and supplies that meet specific criteria developed by Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the Underlying Index. As of March 9, 2011, the Underlying
Index was comprised of 131 component securities with market capitalizations greater than  $675.75 million that have a daily average traded volume of at least
1.81 million over the past three months. As of March 9, 2011, the total market capitalization of the Underlying Index was in excess of  $1.59 trillion and the average market capitalization of the component securities of the Underlying
Index was  $12.16 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Health Care Industry Risk. The Fund is subject to regulatory, competition and general industry risks faced by companies in the health care economic sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the health care economic sector include adverse effects from heavy dependence on patent protection, competition, regulation by the Food and Drug Administration, labor shortages, susceptibility to product obsolescence, and thin capitalization and limited product lines and markets.
Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Health Care Index ETF (Prospectus Summary) | Focus Morningstar Health Care Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR HEALTH CARE INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar Health Care Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Health Care Index (the
"Underlying Index"). The Underlying Index is a subset of the Morningstar US
Market Index and consist of companies involved in biotechnology, pharmaceuticals, research services, home health care, hospitals, long-term care facilities, and medical equipment and supplies.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar Health Care Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted"
capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies involved in biotechnology, pharmaceuticals, research services, home health care, hospitals, long-term care facilities, and medical equipment and supplies that meet specific criteria developed by Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the Underlying Index. As of March 9, 2011, the Underlying
Index was comprised of 131 component securities with market capitalizations greater than  $675.75 million that have a daily average traded volume of at least
1.81 million over the past three months. As of March 9, 2011, the total market capitalization of the Underlying Index was in excess of  $1.59 trillion and the average market capitalization of the component securities of the Underlying
Index was  $12.16 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Health Care Industry Risk. The Fund is subject to regulatory, competition and general industry risks faced by companies in the health care economic sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the health care economic sector include adverse effects from heavy dependence on patent protection, competition, regulation by the Food and Drug Administration, labor shortages, susceptibility to product obsolescence, and thin capitalization and limited product lines and markets.
Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar Health Care Index ETF | Focus Morningstar Health Care Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	61

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Focus Morningstar Industrials Index ETF (Prospectus Summary) | Focus Morningstar Industrials Index ETF
FOCUS MORNINGSTAR INDUSTRIALS INDEX ETF
Investment Objective
The Focus Morningstar Industrials Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Industrials Index (the
"Underlying Index"). The Underlying Index is a subset of the Morningstar US
Market Index and consists of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companies engaged in transportations and logistic services.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Industrials Index ETF
Management Fees		0.19%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar Industrials Index ETF
Expense Example, With Redemption, 1 Year	19
Expense Example, With Redemption, 3 Years	61

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar Industrials Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted"
capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companies engaged in transportations and logistic services that meet specific criteria developed by
Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the
Underlying Index. As of March 9, 2011, the Underlying Index was comprised of 245 component securities with market capitalizations greater than  $496.31 million that have a daily average traded volume of at least 1.82 million over the past three months. As of March 9, 2011, the total market capitalization of the
Underlying Index was in excess of  $1.94 trillion and the average market capitalization of the component securities of the Underlying Index was  $7.95 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Industrial Risk. The Fund is subject to regulatory, competition and general market and industry risks faced by companies in the Industrial sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the industrial economic sector include adverse effects from changes in the market supply and demand for products or services, rapid technological developments, government regulation, geopolitical and economic conditions, and risks for environmental damage and product liability claims.
Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Industrials Index ETF (Prospectus Summary) | Focus Morningstar Industrials Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR INDUSTRIALS INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar Industrials Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Industrials Index (the
"Underlying Index"). The Underlying Index is a subset of the Morningstar US
Market Index and consists of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companies engaged in transportations and logistic services.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar Industrials Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted"
capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companies engaged in transportations and logistic services that meet specific criteria developed by
Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the
Underlying Index. As of March 9, 2011, the Underlying Index was comprised of 245 component securities with market capitalizations greater than  $496.31 million that have a daily average traded volume of at least 1.82 million over the past three months. As of March 9, 2011, the total market capitalization of the
Underlying Index was in excess of  $1.94 trillion and the average market capitalization of the component securities of the Underlying Index was  $7.95 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Industrial Risk. The Fund is subject to regulatory, competition and general market and industry risks faced by companies in the Industrial sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the industrial economic sector include adverse effects from changes in the market supply and demand for products or services, rapid technological developments, government regulation, geopolitical and economic conditions, and risks for environmental damage and product liability claims.
Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar Industrials Index ETF | Focus Morningstar Industrials Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	61

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Focus Morningstar Real Estate Index ETF (Prospectus Summary) | Focus Morningstar Real Estate Index ETF
FOCUS MORNINGSTAR REAL ESTATE INDEX ETF
Investment Objective
The Focus Morningstar Real Estate Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Real Estate Index (the
"Underlying index"). The Underlying Index is a subset of the Morningstar US
Market Index and consists of mortgage companies, property management companies and REITs.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Real Estate Index ETF
Management Fees		0.12%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.12%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar Real Estate Index ETF
Expense Example, With Redemption, 1 Year	12
Expense Example, With Redemption, 3 Years	39

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar Real Estate Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted"
capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of mortgage companies, property management companies and REITs that meet specific criteria developed by Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the
Underlying Index. As of March 9, 2011, the Underlying Index was comprised of 85 component securities with market capitalizations greater than  $769.82 million that have a daily average traded volume of at least 970,659 over the past three months. As of March 9, 2011, the total market capitalization of the Underlying
Index was in excess of  $346.53 billion and the average market capitalization of the component securities of the Underlying Index was  $4.08 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Real Estate Industry Risk. The Fund is subject to regulatory, competition and general market risks faced by companies in the real estate industry to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the real estate sector include adverse effects from national, state or local real estate conditions, obsolescence of properties, changes in the availability, cost and terms of mortgage funds, the impact of environmental laws, compliance with the federal tax requirements affecting REITs. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk. The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Real Estate Index ETF (Prospectus Summary) | Focus Morningstar Real Estate Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR REAL ESTATE INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar Real Estate Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Real Estate Index (the
"Underlying index"). The Underlying Index is a subset of the Morningstar US
Market Index and consists of mortgage companies, property management companies and REITs.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar Real Estate Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted"
capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of mortgage companies, property management companies and REITs that meet specific criteria developed by Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the
Underlying Index. As of March 9, 2011, the Underlying Index was comprised of 85 component securities with market capitalizations greater than  $769.82 million that have a daily average traded volume of at least 970,659 over the past three months. As of March 9, 2011, the total market capitalization of the Underlying
Index was in excess of  $346.53 billion and the average market capitalization of the component securities of the Underlying Index was  $4.08 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Real Estate Industry Risk. The Fund is subject to regulatory, competition and general market risks faced by companies in the real estate industry to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the real estate sector include adverse effects from national, state or local real estate conditions, obsolescence of properties, changes in the availability, cost and terms of mortgage funds, the impact of environmental laws, compliance with the federal tax requirements affecting REITs. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk. The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar Real Estate Index ETF | Focus Morningstar Real Estate Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	12
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	39

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Focus Morningstar Technology Index ETF (Prospectus Summary) | Focus Morningstar Technology Index ETF
FOCUS MORNINGSTAR TECHNOLOGY INDEX ETF
Investment Objective
The Focus Morningstar Technology Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Technology Index (the "Underlying
Index"). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services and companies engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Technology Index ETF
Management Fees		0.19%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar Technology Index ETF
Expense Example, With Redemption, 1 Year	19
Expense Example, With Redemption, 3 Years	61

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar Technology Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted"
capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services and companies engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components that meet specific criteria developed by Morningstar, Inc.
("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the Underlying Index. As of March
9, 2011, the Underlying Index was comprised of 234 component securities with market capitalizations greater than  $541.09 million that have a daily average traded volume of at least 1.37 million over the past three months. As of March
9, 2011, the total market capitalization of the Underlying Index was in excess of  $2.54 trillion and the average market capitalization of the component securities of the Underlying Index was  $10.88 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Technology Industry Risk. The Fund is subject to regulatory, competition and general industry risks faced by companies in the technology industry sector to the same extent as the Underlying Index is concentrated in such sector. A small number of companies represent a large portion of the technology industries as a whole, and these companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Risks faced by companies in the technology industry include adverse effects from dependence on patent and intellectual property rights, intense competition, labor shortages, obsolescence of existing technology, general economic conditions and government regulation. Further, stocks in the
Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Technology Index ETF (Prospectus Summary) | Focus Morningstar Technology Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR TECHNOLOGY INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar Technology Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Technology Index (the "Underlying
Index"). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services and companies engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar Technology Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted"
capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services and companies engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components that meet specific criteria developed by Morningstar, Inc.
("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the Underlying Index. As of March
9, 2011, the Underlying Index was comprised of 234 component securities with market capitalizations greater than  $541.09 million that have a daily average traded volume of at least 1.37 million over the past three months. As of March
9, 2011, the total market capitalization of the Underlying Index was in excess of  $2.54 trillion and the average market capitalization of the component securities of the Underlying Index was  $10.88 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Technology Industry Risk. The Fund is subject to regulatory, competition and general industry risks faced by companies in the technology industry sector to the same extent as the Underlying Index is concentrated in such sector. A small number of companies represent a large portion of the technology industries as a whole, and these companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Risks faced by companies in the technology industry include adverse effects from dependence on patent and intellectual property rights, intense competition, labor shortages, obsolescence of existing technology, general economic conditions and government regulation. Further, stocks in the
Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar Technology Index ETF | Focus Morningstar Technology Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	61

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Focus Morningstar Utilities Index ETF (Prospectus Summary) | Focus Morningstar Utilities Index ETF
FOCUS MORNINGSTAR UTILITIES INDEX ETF
Investment Objective
The Focus Morningstar Utilities Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Utilities Index (the "Underlying
Index"). The Underlying Index is a subset of the Morningstar US Market Index and consists of electric, gas, and water utilities.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Utilities Index ETF
Management Fees		0.19%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar Utilities Index ETF
Expense Example, With Redemption, 1 Year	19
Expense Example, With Redemption, 3 Years	61

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar Utilities Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted"
capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that are electric, gas, and water utilities that meet specific criteria developed by
Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the
Underlying Index. As of March 9, 2011, the Underlying Index was comprised of 74 component securities with market capitalizations greater than  $635.44 million that have a daily average traded volume of at least 2.22 million over the past three months. As of March 9, 2011, the total market capitalization of the
Underlying Index was in excess of  $486.44 billion and the average market capitalization of the component securities of the Underlying Index was  $6.57 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Utilities Industry Risk. The Fund is subject to regulatory, competition and general industry risks faced by companies in the utilities economic sector.
Risks faced by companies in the utilities economic sector include adverse effects from regulatory, competition and general industry risks. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Utilities Index ETF (Prospectus Summary) | Focus Morningstar Utilities Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR UTILITIES INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar Utilities Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Utilities Index (the "Underlying
Index"). The Underlying Index is a subset of the Morningstar US Market Index and consists of electric, gas, and water utilities.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar Utilities Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted"
capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that are electric, gas, and water utilities that meet specific criteria developed by
Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the
Underlying Index. As of March 9, 2011, the Underlying Index was comprised of 74 component securities with market capitalizations greater than  $635.44 million that have a daily average traded volume of at least 2.22 million over the past three months. As of March 9, 2011, the total market capitalization of the
Underlying Index was in excess of  $486.44 billion and the average market capitalization of the component securities of the Underlying Index was  $6.57 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Utilities Industry Risk. The Fund is subject to regulatory, competition and general industry risks faced by companies in the utilities economic sector.
Risks faced by companies in the utilities economic sector include adverse effects from regulatory, competition and general industry risks. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar Utilities Index ETF | Focus Morningstar Utilities Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	19
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	61

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.